UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number: 811-04379
Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)
2 Mid America Plaza
Suite 200
Oakbrook Terrace, Illinois 60181
(Address of principal executive offices)(Zip code)
Dale E. Palka, President
2 Mid America Plaza
Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)
COPY TO:
Robert F. Weber, Esq.
Seyfarth Shaw LLP
131 S. Dearborn Street
Suite 2400
Chicago, Illinois 60603
Registrant’s telephone number, including area code: (630) 472-7700
Date of fiscal year end: December 31
Date of reporting period: June 30, 2010

Item 1. Reports to Stockholders.
PLAN INVESTMENT FUND, INC.
Semi-Annual Report
June 30, 2010

PLAN INVESTMENT FUND, INC.
August 19, 2010
Dear Investors:
On behalf of the Board of Trustees, I am pleased to submit the 2010 Semi-Annual Report for Plan Investment Fund, Inc. We sincerely appreciate your ongoing support and we will continue to work diligently to maintain your trust and confidence.
As always, we welcome your ideas or comments regarding Plan Investment Fund, Inc.
Sincerely,

Dale E. Palka
President and Chief Executive Officer

Government/REPO Portfolio
(Unaudited)
Schedule of Investments
June 30, 2010

				Amortized
Par Value		Interest Rate	Maturity	Cost
REPURCHASE AGREEMENTS — 100.0%

$35,208,000	Deutsche Bank Securities, Inc. To be repurchased at $35,208,039 (collateralized by $44,611,206 par amount of Federal Home Loan Mortgage Corp. STRIPS, 0.00%; due 05/15/2040; Total Market Value $36,264,240)	0.04%	07/01/10	$35,208,000
33,900,000	Goldman Sachs & Co. To be repurchased at $33,900,028 (collateralized by $240,076,175 par amount of Federal National Mortgage Backed Securities, 4.00% to 12.50%; due 01/01/2014 to 06/01/2040; Total Market Value $34,917,000)	0.03%	07/01/10	33,900,000
37,000,000	Morgan Stanley & Co., Inc. To be repurchased at $37,000,031 (collateralized by $47,514,758 par amount of Federal Home Loan Mortgage Corp. Adjustable Rate Notes, Federal National Mortgage Backed Securities and Federal Home Loan Mortgage Corp. Participating Certificates, 3.42% to 6.00%; due 05/01/2018 to 06/01/2040; Total Market Value $38,110,000)	0.03%	07/01/10	37,000,000
36,000,000	RBS Securities, Inc. To be repurchased at $36,000,050 (collateralized by $32,805,000 par amount of U.S. Treasury Note, 4.25%; due 11/15/2014; Total Market Value $36,721,014)	0.05%	07/01/10	36,000,000
37,000,000	UBS Securities LLC To be repurchased at $37,000,072 (collateralized by $55,461,681 par amount of Federal National Mortgage Association STRIPS and Federal Home Loan Mortgage Corp. Participating Certificates, 5.00% to 10.50%; due 01/01/2018 to 11/01/2038; Total Market Value $38,111,969)	0.07%	07/01/10	37,000,000

	Total Repurchase Agreements (Cost $179,108,000)			179,108,000

	Total Investments — 100.0% (Cost $179,108,000 )*			179,108,000

	Liabilities in excess of Other Assets — 0.0%			(88,281)

	Net Assets — 100.0%			$179,019,719

	Net Asset Value			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
See accompanying notes to financial statements.

Money Market Portfolio
(Unaudited)
Schedule of Investments
June 30, 2010

					Amortized
Par Value		Interest Rate		Maturity	Cost
U.S. TREASURY OBLIGATIONS — 22.9%

$15,000,000	U.S. Treasury Bill	0.55	% (1)	07/01/10	$15,000,000
15,000,000	U.S. Treasury Bill	0.31	% (1)	07/15/10	14,998,192
5,500,000	U.S. Treasury Bill	0.39	% (1)	07/15/10	5,499,177
3,500,000	U.S. Treasury Bill	0.47	% (1)	07/29/10	3,498,721
15,000,000	U.S. Treasury Bill	0.19	% (1)	08/26/10	14,995,683
20,000,000	U.S. Treasury Bill	0.23	% (1)	08/26/10	19,993,000
30,000,000	U.S. Treasury Bill	0.19	% (1)	09/02/10	29,990,287
13,920,000	U.S. Treasury Bill	0.24	% (1)	09/30/10	13,911,555
70,000,000	U.S. Treasury Bill	0.23	% (1)	10/21/10	69,949,911
15,000,000	U.S. Treasury Bill	0.23	% (1)	11/04/10	14,987,767
10,000,000	U.S. Treasury Bill	0.21	% (1)	12/02/10	9,991,231
10,000,000	U.S. Treasury Note	0.88%		01/31/11	10,036,430

	Total U.S. Treasury Obligations (Cost $222,851,954)				222,851,954

AGENCY OBLIGATIONS — 5.6%

20,000,000	Federal Home Loan Bank Discount Note (1)(2)	0.50%		08/06/10	19,990,000
35,000,000	Federal National Mortgage Association Discount Note (1)(2)	0.21%		08/04/10	34,993,058

	Total Agency Obligations (Cost $54,983,058)				54,983,058

BANK OBLIGATIONS — 34.9%

YANKEE CERTIFICATES OF DEPOSIT — 34.9%
25,000,000	Abbey National Treasury Services, Connecticut (3)	0.37%		11/17/10	25,000,000
25,000,000	Banco Bilbao Vizcaya Argentaria, New York (3)	0.37%		07/12/10	25,000,038
5,000,000	Banco Bilbao Vizcaya Argentaria, New York (3)	0.44%		12/13/10	5,000,000
10,630,000	Barclays Bank PLC, New York (3)	0.42%		08/18/10	10,630,000
12,000,000	BNP Paribas SA, New York (3)	0.35%		10/15/10	12,000,000
20,000,000	Commonwealth Bank of Australia NE	0.39%		10/15/10	20,000,000
20,000,000	Credit Agricole Corp. & Investment Bank, New York (3)	0.35%		10/12/10	20,000,000
10,000,000	Deutsche Bank AG, New York	0.40%		07/26/10	10,000,000
15,000,000	Deutsche Bank AG, New York	0.30%		07/27/10	15,000,000
15,000,000	Nordea Bank Finland PLC, New York	0.49%		09/17/10	15,000,000
7,500,000	Rabobank Nederland NV, New York (3)	0.35%		01/10/11	7,500,000
11,000,000	Rabobank Nederland NV, New York (3)	0.35%		01/13/11	11,000,000
25,000,000	Royal Bank of Canada, New York (3)	0.35%		10/01/10	25,000,000
20,000,000	Royal Bank of Scotland, Connecticut	0.36%		07/21/10	20,000,000
10,000,000	Royal Bank of Scotland, Connecticut	0.40%		07/26/10	10,000,000
10,000,000	Royal Bank of Scotland, New York	0.38%		07/07/10	10,000,000
14,000,000	Societe Generale, New York	0.30%		07/09/10	14,000,000
7,500,000	Societe Generale, New York (3)	0.37%		07/12/10	7,500,000
15,000,000	Societe Generale, New York (3)	0.37%		07/23/10	15,000,000
10,000,000	Svenska Handelsbanken, New York	0.27%		07/01/10	10,000,000
15,000,000	Toronto Dominion Bank, New York (3)	0.35%		11/05/10	15,000,000
17,000,000	Toronto Dominion Bank, New York (3)	0.35%		12/09/10	17,000,000
See accompanying notes to financial statements.

Money Market Portfolio
(Unaudited)
Schedule of Investments
June 30, 2010
Continued

				Amortized
Par Value		Interest Rate	Maturity	Cost
BANK OBLIGATIONS (continued)
$4,500,000	Toronto Dominion Bank, New York (3)	0.35%	02/04/11	$4,500,000
6,980,000	Westpac Banking Corp., New York (3)	0.40%	10/19/10	6,980,000
7,855,000	Westpac Banking Corp., New York (3)	0.41%	10/21/10	7,855,000

	Total Bank Obligations (Cost $338,965,038)			338,965,038

CORPORATE DEBT — 27.0%

COMMERCIAL PAPER — 27.0% (1)
ASSET BACKED SECURITIES — 24.1%
10,000,000	Bryant Park Funding LLC	0.33%	07/12/10	9,998,992
10,000,000	Clipper Receivables Co. LLC	0.40%	07/23/10	9,997,556
19,787,000	Fairway Finance Co. LLC	0.33%	07/12/10	19,785,005
10,000,000	Fairway Finance Co. LLC	0.33%	08/03/10	9,996,975
10,000,000	Liberty Street Funding LLC	0.35%	07/01/10	10,000,000
10,000,000	Nieuw Amsterdam Receivables Corp.	0.41%	07/16/10	9,998,292
10,018,000	Regency Markets No. 1 LLC	0.39%	07/07/10	10,017,349
25,000,000	Regency Markets No. 1 LLC	0.38%	07/12/10	24,997,097
10,000,000	Solitaire Funding LLC	0.39%	07/01/10	10,000,000
10,000,000	Solitaire Funding LLC	0.39%	07/12/10	9,998,808
10,022,000	Straight-A Funding LLC	0.29%	07/16/10	10,020,789
20,000,000	Straight-A Funding LLC	0.40%	08/13/10	19,990,444
15,000,000	Straight-A Funding LLC	0.39%	08/17/10	14,992,363
20,000,000	Surrey Funding Corp.	0.37%	07/12/10	19,997,739
10,000,000	Sydney Capital Corp.	0.68%	09/16/10	9,985,456
23,000,000	Tempo Finance Corp.	0.30%	07/07/10	22,998,850
11,478,000	Thunder Bay Funding LLC	0.48%	09/02/10	11,468,358

				234,244,073

BANKS — 2.9%
15,000,000	Fortis Funding LLC	0.30%	07/08/10	14,999,125
13,000,000	JPMorgan Chase & Co.	0.25%	07/14/10	12,998,826

				27,997,951

	Total Commercial Paper			262,242,024

	Total Corporate Debt (Cost $262,242,024)			262,242,024

MUNICIPAL BONDS — 8.3%
33,900,000	Cook County, Illinois, Series A, GO, Standby Bond Purchase Agreement: Bank of America NA (4)	0.35%	11/01/23	33,900,000
13,700,000	New Jersey Health Care Facilities Financing Authority Revenue, Virtua Health, RB, Letter of Credit: Wells Fargo Bank NA (4)	0.25%	07/01/33	13,700,000
15,790,000	Ohio State Housing Finance Agency, Residential Mortgage RB, Standby Bond Purchase Agreement: Federal Home Loan Bank (4)	0.34%	03/01/40	15,790,000
See accompanying notes to financial statements.

Money Market Portfolio
(Unaudited)
Schedule of Investments
June 30, 2010
Concluded

				Amortized
Par Value		Interest Rate	Maturity	Cost
MUNICIPAL BONDS (continued)
$10,800,000	Texas State, Veterans Housing Assessment Project, Series A-2, GO, Liquidity Facility: JPMorgan Chase & Co. (4)	0.31%	12/01/29	$10,800,000
6,880,000	Wisconsin Housing and Economic Development Authority, Home Ownership RB, 2007 Series D, Standby Bond Purchase Agreement: Fortis Bank SA/NV, New York (4)	0.40%	03/01/38	6,880,000

	Total Municipal Bonds (Cost $81,070,000)			81,070,000

REPURCHASE AGREEMENT — 1.3%

12,226,000	Deutsche Bank Securities, Inc. To be repurchased at $12,226,014 (collateralized by $14,697,724 par amount of Federal National Mortgage Association Adjustable Rate Notes, 4.65% to 5.49%; due 12/01/2019 to 02/01/2047; Total Market Value $12,592,781)	0.04%	07/01/10	12,226,000

	Total Repurchase Agreement (Cost $12,226,000)			12,226,000

	Total Investments — 100.0% (Cost $972,338,074) *			972,338,074

	Liabilities in excess of Other Assets — 0.0%			(109,035)

	Net Assets — 100.0%			$972,229,039

	Net Asset Value			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.

(1)	Rate disclosed represents the discount rate at the time of purchase.

(2)	These obligations of U.S. Government sponsored entities are not issued or guaranteed by the U.S. Treasury.

(3)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date.

(4)	Variable rate security. Interest rate shown is as of report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.
GO    General Obligation
NA    National Association
RB    Revenue Bonds
See accompanying notes to financial statements.

Plan Investment Fund, Inc.
Statements of Assets and Liabilities
(Unaudited)
June 30, 2010

	Government/REPO	Money Market
	Portfolio	Portfolio
ASSETS
Investments in securities, at amortized cost, which approximates fair value	$—	$960,112,074
Repurchase agreements, at amortized cost, which approximates fair value	179,108,000	12,226,000
Cash	345	371
Accrued interest receivable	220	231,943
Other assets	3,199	63,172

Total Assets	179,111,764	972,633,560

LIABILITIES
Dividends payable	7,677	160,982
Accrued expenses payable
Investment advisory fees (Note 2)	3,964	85,566
Administration fees (Note 2)	1,300	36,926
Custodian fees (Note 2)	18,253	32,766
Transfer agent fees (Note 2)	1,778	6,726
Other liabilities	59,073	81,555

Total Liabilities	92,045	404,521

NET ASSETS	$179,019,719	$972,229,039

NET ASSETS CONSIST OF:
Paid-in Capital	$179,019,719	$972,225,516
Accumulated net realized gain on securities sold	—	3,523

TOTAL NET ASSETS	$179,019,719	$972,229,039

Total Participation Certificates (PCs) outstanding (3 billion authorized for each Portfolio)	179,019,719	972,225,516

Net Asset Value Per PC (net assets/PCs outstanding)	$1.00	$1.00

See accompanying notes to financial statements.

Plan Investment Fund, Inc.
Statements of Operations
(Unaudited)
Six Months Ended June 30, 2010

	Government/REPO	Money Market
	Portfolio	Portfolio
INTEREST INCOME	$101,884	$1,780,962

EXPENSES
Investment advisory fees (Note 2)	130,711	844,019
Administration fees (Note 2)	32,678	333,814
Custodian fees (Note 2)	18,008	59,881
Insurance expense	12,876	33,780
Fund compliance fees	4,173	12,951
Audit and tax fees	2,846	33,715
Transfer agent fees (Note 2)	1,530	11,482
Legal fees	—	74,814
Trustee expense	—	7,549
Miscellaneous	2,603	19,255

Total Expenses	205,425	1,431,260
Less fees waived (Note 2)	(144,969)	(294,682)

Net Expenses	60,456	1,136,578

NET INVESTMENT INCOME	41,428	644,384

NET REALIZED GAIN ON SECURITIES SOLD	—	3,523

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,428	$647,907

See accompanying notes to financial statements.

Government/REPO Portfolio
Statements of Changes in Net Assets

	For the
	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$41,428	$283,953

Net increase in net assets resulting from operations	41,428	283,953

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:

From net investment income $0.0003 and $0.0007 per PC, respectively	(41,428)	(283,953)

CAPITAL TRANSACTIONS:

Proceeds from sale of PCs	1,026,066,049	2,717,438,962
Reinvestment of dividends	19,144	216,770
Cost of PCs repurchased	(1,028,991,696)	(2,979,300,259)

Net decrease in net assets resulting from capital transactions	(2,906,503)	(261,644,527)

Total decrease in net assets	(2,906,503)	(261,644,527)

NET ASSETS:

Beginning of period	181,926,222	443,570,749

End of period	$179,019,719	$181,926,222

Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:

PCs sold	1,026,066,049	2,717,438,962
Reinvestments of dividends	19,144	216,770
PCs repurchased	(1,028,991,696)	(2,979,300,259)

Net decrease in PCs outstanding	(2,906,503)	(261,644,527)

See accompanying notes to financial statements.

Money Market Portfolio
Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$644,384	$7,195,165
Net realized gain on securities sold	3,523	111,680

Net increase in net assets resulting from operations	647,907	7,306,845

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:

From net investment income $0.0006 and $0.0046 per PC, respectively	(756,064)	(7,337,558)

CAPITAL TRANSACTIONS:

Proceeds from sale of PCs	4,815,642,439	12,997,020,377
Reinvestment of dividends	632,863	7,788,469
Cost of PCs repurchased	(4,980,867,441)	(13,083,668,838)

Net decrease in net assets resulting from capital transactions	(164,592,139)	(78,859,992)

Total decrease in net assets	(164,700,296)	(78,890,705)

NET ASSETS:

Beginning of period	1,136,929,335	1,215,820,040

End of period	$972,229,039	$1,136,929,335

Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:

PCs sold	4,815,642,439	12,997,020,377
Reinvestments of dividends	632,863	7,788,469
PCs repurchased	(4,980,867,441)	(13,083,668,838)

Net decrease in PCs outstanding	(164,592,139)	(78,859,992)

See accompanying notes to financial statements.

Government/REPO Portfolio
Financial Highlights
For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months
	Ended		Year		Year	Year	Year	Year
	06/30/10		Ended		Ended	Ended	Ended	Ended
	(Unaudited)		12/31/09		12/31/08	12/31/07	12/31/06	12/31/05
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	—	(1)	0.001		0.020	0.050	0.050	0.032
Net Realized Gain (Loss) on Investments	—		—		—	—	—	—

Total Income From Investment Operations	—	(1)	0.001		0.020	0.050	0.050	0.032

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	—	(1)	(0.001)		(0.020)	(0.050)	(0.050)	(0.032)

Total Dividends and Distributions	—	(1)	(0.001)		(0.020)	(0.050)	(0.050)	(0.032)

Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return	0.03%		0.07%		1.92%	5.15%	5.06%	3.20%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$179,020		$181,926		$443,571	$415,405	$885,468	$718,146

Ratio of Net Expenses to Average Net Assets (2)	0.09	%*	0.12	%(4)	0.11%	0.10%	0.10%	0.10%

Ratio of Net Investment Income to Average Net Assets (3)	0.06	%*	0.08%		1.84%	5.09%	4.96%	3.19%

*	Annualized.

(1)	Less than $0.001 per share.

(2)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of total expenses to average daily net assets would have been 0.31% for the six months ended June 30, 2010 and 0.29%, 0.25%, 0.22%, 0.22% and 0.24% for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.

(3)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of net investment income/(loss) to average daily net assets would have been (0.16)% for the six months ended June 30, 2010 and (0.09)%, 1.70%, 4.97%, 4.84% and 3.05% for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.

(4)	The effect of participating in the Treasury Guarantee Program on expenses for the years ended December 31, 2009 and 2008 was 0.03% and 0.01%, respectively.
See accompanying notes to financial statements.

Money Market Portfolio
Financial Highlights
For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months
	Ended	Year		Year	Year	Year	Year
	06/30/10	Ended		Ended	Ended	Ended	Ended
	(Unaudited)	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Income From Investment Operations:
Net Investment Income	0.001	0.005		0.030	0.050	0.049	0.030
Net Realized Gain (Loss) on Investments (1)	—	—		—	—	—	—

Total Income From Investment Operations	0.001	0.005		0.030	0.050	0.049	0.030

Less Dividends and Distributions:
Dividends to PC holders from Net Investment Income	(0.001)	(0.005)		(0.030)	(0.050)	(0.049)	(0.030)

Total Dividends and Distributions	(0.001)	(0.005)		(0.030)	(0.050)	(0.049)	(0.030)

Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return	0.06%	0.46%		2.67%	5.12%	4.92%	3.05%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$972,229	$1,136,929		$1,215,820	$461,251	$143,329	$189,193

Ratio of Net Expenses to Average Net Assets (2)	0.17%*	0.19	%(4)	0.20%	0.23%	0.27%	0.28%

Ratio of Net Investment Income to Average Net Assets (3)	0.10%*	0.47%		2.56%	4.84%	4.80%	3.02%

*	Annualized.

(1)	Less than $0.001 per share.

(2)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of total expenses to average daily net assets would have been 0.21% for the six months ended June 30, 2010 and 0.23%, 0.23%, 0.25%, 0.30% and 0.31% for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.

(3)	Without the waiver of a portion of advisory and administration fees (see Note 2), the ratio of net investment income/(loss) to average daily net assets would have been 0.05% for the six months ended June 30, 2010 and 0.43%, 2.53%, 4.82%, 4.77% and 2.99% for the years ended December 31, 2009, 2008, 2007, 2006 and 2005, respectively.

(4)	The effect of participating in the Treasury Guarantee Program on expenses for the years ended December 31, 2009 and 2008 was 0.02% and 0.01%, respectively.
See accompanying notes to financial statements.

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)
June 30, 2010
Note 1. Organization and Significant Accounting Policies
Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end registered investment company. The Fund consists of two separate portfolios: the Government/REPO Portfolio and the Money Market Portfolio (the “Portfolio(s)”).
These financial statements have not been audited. Management believes that these financial statements include all adjustments (which, unless otherwise noted, include only normal recurring adjustments) necessary for a fair presentation of the financial results for each period shown.
Security Valuation: Pursuant to Rule 2a-7 of the 1940 Act (as amended), securities are valued using the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity or sale of the security. If amortized cost no longer approximates market value due to credit or other impairments of the issuer, the Investment Advisor will dispose of the security and advise the Board of Trustees (the “Board”) of this action or will ask the Board to determine whether it is in the best interests of the portfolio to continue holding the security.
Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. A summary of the inputs used to value the Portfolios’ net assets as of June 30, 2010 is as follows:

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	June 30, 2010	Price	Inputs	Inputs
Government/REPO Portfolio
Investments in Securities*	$179,108,000	$—	$179,108,000	$—

Money Market Portfolio
Investments in Securities*	$972,338,074	$—	$972,338,074	$—

*	Please refer to the schedule of investments for industry and security type breakouts.
Security Transactions and Investment Income: Security transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized, over the lives of the respective securities.
Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the Portfolios are declared daily and paid monthly. The Portfolios intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout each year.

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)
June 30, 2010
(Continued)
Federal Income Taxes: No provision is made for federal taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company and to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income to Participation Certificate holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. All distributions paid by the Portfolios in 2009 and 2010 were from ordinary income for U.S. income tax purposes.
In order to present net assets that more closely represent their tax character, certain reclassifications are made to the net asset components. For the period ended June 30, 2010 the Money Market Portfolio distributed $111,680 in undistributed net realized short term gains as of December 31, 2009, to its shareholders. Dividends paid from net investment income and short-term capital gains are treated as ordinary income distributions for federal tax purposes.
Repurchase Agreements: Each Portfolio may purchase money market instruments from financial institutions such as banks and broker-dealers subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreements”). The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian or an authorized securities depository. All repurchase agreements held as of June 30, 2010 were entered into on June 30, 2010.
Expenses, Investment Income and Gain/Loss Allocation: Each Portfolio pays the expenses that are directly related to its operations, such as Portfolio management fees or custodial fees. Expenses incurred by the Fund on behalf of both Portfolios, such as trustee or legal fees, are allocated among each of the Portfolios either proportionately based upon each Portfolio’s net assets or using another reasonable basis such as equally across both Portfolios, depending on the nature of the expense.
Estimated Maturities: The maturity of collateralized mortgage obligations and other asset-backed securities may vary due to prepayments of principal. The maturity dates for these securities are estimates based on historic prepayment factors.
Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Note 2. Transactions with Affiliates and Related Parties
The Fund has entered into agreements for advisory, service agent, administrative, custodian and transfer agent services as follows:
BlackRock Institutional Management Corporation (“BIMC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Portfolios’ investment advisor and service agent. BlackRock, Inc. is an affiliate of The PNC Financial Services Group, Inc. As compensation for its services the Portfolios pay BIMC a fee, computed daily and paid monthly based upon an annualized percentage of the average daily net assets of each of the Fund’s Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.
BCS Financial Services Corporation (“BCSFSC”), a related party of the Fund, serves as the Fund’s administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of BCSFSC are also officers of the Fund. All officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays BCSFSC a fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.
BIMC and BCSFSC have agreed contractually to reduce the fees otherwise payable to them to the extent necessary to reduce the ordinary operating expenses of the Portfolios so that they individually do not exceed 0.30 of one percent (0.30%) of each Portfolio’s average daily net assets for the year. BIMC and BCSFSC have further agreed to waive fees “(other fee waivers)” such that the Government/REPO Portfolio’s ordinary operating expenses do not exceed 0.10 of one percent (0.10%) of the Portfolio’s average daily net assets. BIMC has voluntarily agreed to waive fees to cap the total expense of the Money Market

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)
June 30, 2010
(Concluded)
Portfolio at 17.5 basis points for those assets up to $1 billion, 16.0 basis points for those assets between $1 billion and $2 billion, and 15.5 basis points for those assets above $2 billion. BCSFSC has voluntarily agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio. BCSFSC or BIMC cannot terminate such fee waivers prior to May 1, 2011 without the consent of the Board of Trustees of the Fund. The Fund expects to be able to continue some or all of such fee waivers beyond May 1, 2011 but it cannot be assured that the Investment Advisor or the Administrator will agree to such continuance.
For the Government/Repo Portfolio, BCSFSC has further agreed that if for any day, after giving effect to all expenses, including without limitation any extraordinary expenses, the “portfolio yield” would be less than 0.01%, BCSFSC shall waive that portion of its fees for such day so that after giving effect to such waiver and any other fee waivers, the portfolio yield for such day would be not less than 0.01%. BCSFSC has agreed that if after giving effect to such waiver and other fee waivers, the portfolio yield for such day would be less than 0.01%, BCSFSC shall waive all of its fees for such day. BIMC has further agreed that if for any day, after giving effect to any other fee waivers and the BCSFSC fee waiver, the portfolio yield would be less than 0.01%, BIMC shall waive that portion of its fees for such day so that after giving effect to such waiver, the other fee waivers and the BCSFSC fee waiver, the portfolio yield for such day would be not less than 0.01%. BIMC has agreed that if after giving effect to such waiver, the other fee waivers and the BCSFSC fee waiver, the portfolio yield for such day would be less than 0.01%, BIMC shall waive all of its fees for such day. BCSFSC or BIMC may terminate this fee waiver (the “portfolio yield waiver”) at any time for any reason upon notice to the other and the Fund.
As a result of these foregoing waivers, for the six months ended June 30, 2010, BCSFSC voluntarily waived $31,452 and $66,763 of which BCSFSC was entitled to as the fees for its services as administrator for the Government/REPO Portfolio and Money Market Portfolio, respectively. BIMC voluntarily waived $113,517 and $227,919 of advisory fees payable by the Government/REPO Portfolio and Money Market Portfolio, respectively, for the six months ended June 30, 2010.
PFPC Trust Company (“PFPC Trust”) acts as custodian of the Fund’s assets and PNC Global Investment Servicing (U.S.), Inc. (“PNC GIS”) acts as the Fund’s transfer agent and dividend disbursing agent. Both PFPC Trust Co. and PNC GIS are wholly owned subsidiaries of The PNC Financial Services Group. PFPC Trust and PNC GIS earn fees from the Fund for serving in these capacities.
On July 1, 2010, all of the stock of PNC Global Investment Servicing Inc., an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc., was sold to The Bank of New York Mellon Corporation (BNY Mellon) (“Stock Sale”). The Stock Sale included PNC Global Investment Servicing (U.S.) Inc. and PFPC Trust Company. Effective July 1, 2010, PNC Global Investment Servicing (U.S.) Inc. changed its name to BNY Mellon Investment Servicing (US) Inc. PFPC Trust Company will not change its name until a later date to be announced.
Note 3. Uncertain Tax Positions
Management has analyzed the Portfolios’ tax positions taken on federal income tax returns for all open tax years (2006 through 2009), and has concluded that no provision for federal income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Note 4. Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events other than the following.
For the period from January 1, 2010 to June 30, 3010, PFPC Trust has agreed to waive certain fees as custodian of the Fund by removing the assets of the Government/REPO Portfolio from the calculation of gross assets of the Fund in connection with determining the asset-based fee payable to PFPC Trust. (This fee is described on page B-17 of the Fund’s Statement of Additional Information.) In addition, PFPC Trust has agreed to waive transaction charges for the Government/REPO Portfolio while the waiver of the asset-based fee is in effect. Out-of-pocket expenses incurred by PFPC Trust as custodian of the Fund will continue to be billed to the Fund as incurred. This waiver will result in a payment or credit to the Fund from PFPC Trust in the aggregate amount of approximately $13,300.

Plan Investment Fund, Inc.
Fund Expense Examples
(Unaudited)
June 30, 2010
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2010.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ending June 30, 2010” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Government/REPO Portfolio
			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ended
	January 1, 2010	June 30, 2010	June 30, 2010*

Actual	$1,000.00	$1,000.30	$0.45

Hypothetical (5% return before expenses)	$1,000.00	$1,024.34	$0.45

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.09%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Money Market Portfolio
			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ended
	January 1, 2010	June 30, 2010	June 30, 2010*

Actual	$1,000.00	$1,000.60	$0.84

Hypothetical (5% return before expenses)	$1,000.00	$1,023.94	$0.85

*	Expenses are equal to the Portfolio’s annualized expense ratio of 0.17%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

Plan Investment Fund, Inc.
Fund Profile
(Unaudited)
June 30, 2010
Government/REPO
Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
Repurchase Agreements	100.0%	$179,108,000
Liabilities in excess of Other Assets	0.0%	(88,281)

Net Assets	100.0%	$179,019,719

Maturity Information
		Percentage
Maturity Information	Amount Par	of Portfolio
1 - 7 days	$179,108,000	100.0%

	$179,108,000	100.0%

Average Weighted Maturity — 1 day

Plan Investment Fund, Inc.
Fund Profile
(Unaudited)
June 30, 2010
Money Market Portfolio
Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
U.S. Treasury Obligations	22.9%	$222,851,954
Agency Obligations	5.6%	54,983,058
Bank Obligations — Yankee Certificates of Deposit	34.9%	338,965,038
Commercial Paper — Asset Backed Securities	24.1%	234,244,073
Commercial Paper — Banks	2.9%	27,997,951
Municipal Bonds	8.3%	81,070,000
Repurchase Agreement	1.3%	12,226,000

Total Investments in Securities	100.0%	972,338,074

Liabilities in excess of Other Assets:	0.0%	(109,035)

Net Assets	100.0%	$972,229,039

Maturity Information

		Percentage
Maturity Information	Amount Par	of Portfolio
1 - 7 days	$225,814,000	23.2%
8 - 14 days	219,787,000	22.6%
15 - 30 days	186,487,000	19.2%
31 - 60 days	135,000,000	13.9%
61 - 90 days	66,478,000	6.8%
91 - 120 days	103,920,000	10.7%
121 - 150 days	15,000,000	1.5%
Over 150 days	20,000,000	2.1%

	$972,486,000	100.0%

Average Weighted Maturity — 39 days

Plan Investment Fund, Inc.
Approval of Investment Advisory and Service Agreements
(Unaudited)
June 30, 2010
Board of Trustees’ Consideration of the Investment Advisory and Service Agreements. The Investment Advisory and Service Agreements (“Advisory Agreements”) between Plan Investment Fund, Inc. (“PIF”) and BlackRock Institutional Management Corporation (“BIMC” or “Investment Advisor”), were most recently approved by the Board of Trustees (the “Board” or the “Trustees”) of PIF, including a majority of the Trustees who are not parties to the Advisory Agreements or interested persons (as such term is defined in the Investment Company Act of 1940) of any such party (the “Independent Trustees”), at an in-person meeting of the Board held on April 8, 2010. In determining to approve the Advisory Agreements, the Trustees met with the relevant investment advisory personnel from BIMC and considered all information they deemed reasonably necessary to evaluate the terms of the Advisory Agreements. The Board received materials in advance of the meeting relating to its consideration of the Advisory Agreements for each portfolio of PIF (each, a “Portfolio”), including, among other things: (i) fees and expense ratios of each Portfolio; (ii) information on the investment performance of each Portfolio in comparison to the investment performance of a peer group of funds; (iii) information with respect to profitability of BlackRock, Inc. (“BlackRock”) and PNC Bank-affiliated companies for the years ended December 31, 2008 and 2007; and (iv) information regarding fees paid to service providers that are affiliates of the Investment Advisor. At the November 23, 2009 Board meeting, the Trustees reviewed a report from Lipper, Inc. (“Lipper”), an independent provider of investment company data. The report contained, along with other information, data regarding fees and expense ratios of each Portfolio in comparison to the fees and expense ratios of a peer group of funds and investment performance of each Portfolio in comparison to the investment performance of a peer group of funds.
Fees and Expenses. In approving the Advisory Agreements, the Trustees, including the Independent Trustees, took into account fees, both before (referred to as “Contractual”) and after (referred to as “Total”) any fee waivers and expense reimbursements, and expense ratios of each Portfolio against fees and expense ratios of a peer group of funds with similar asset levels and expense structures (a “peer group”). Both the peer group category and the funds within the peer group with respect to the fee and expense comparisons were selected by Lipper.
The Trustees were also provided with information about the services rendered, and the fee rates offered, to other clients advised by BIMC, including other money market funds. Based upon all of the information received, the Trustees concluded that the fees to be paid pursuant to the Advisory Agreements were fair and reasonable.
Nature, Extent and Quality of Services. The Trustees received information concerning the investment philosophy and investment process used by the Investment Advisor in managing the Portfolios. In connection with this information, the Trustees considered the Investment Advisor’s in-house research capabilities as well as other resources available to the Investment Advisor’s personnel.
The Trustees also considered the quality of the services provided by the Investment Advisor to the Portfolios. The Trustees received and considered information regarding the procedures of the Investment Advisor designed to fulfill its duties to the Portfolios with respect to compliance matters.
The Trustees considered information relating to the education, experience and number of investment professionals and other personnel who provide services under the Advisory Agreements. The reputation of BlackRock and its financial resources also were taken into consideration. The Trustees concluded that the services provided by the Investment Advisor were consistent with the Portfolios’ requirements and that the Investment Advisor appeared to have the necessary personnel and other resources to meet its obligations under the Advisory Agreements.
Fund Performance. The Board of Trustees, including the Independent Trustees, received and considered information about the investment performance of each Portfolio, as well as the performance of funds with the same investment classification and objective (“performance universe”). The funds included within each Portfolio’s performance universe were selected by Lipper. As previously mentioned, the Board was provided with performance data for each Portfolio over the one, two, three, five-year and since inception periods ended September 30, 2009. The Trustees concluded that the performance of each Portfolio was competitive with its performance universe as reported by Lipper.
Profitability. While the Trustees received information regarding the profitability of BlackRock, they did not consider the profitability of the individual PIF portfolios. These portfolios represent a small portion of the total assets which BIMC manages.

Plan Investment Fund, Inc.
Approval of Investment Advisory and Service Agreements
(Unaudited)
June 30, 2010
(Concluded)
Economies of Scale. The Independent Trustees received and considered information in the Lipper report regarding economies-of-scale in light of existing breakpoints and the level of assets in the Fund over the past year. The Trustees concluded that the advisory fee structure was reasonable.
Other Benefits to the Investment Advisor. The Board of Trustees, including the Independent Trustees, also took into account not only the advisory fees payable by the Portfolios, but also potential benefits to the Investment Advisor, such as the engagement of affiliates of the Investment Advisor as service providers to the Portfolios, for administrative, transfer agency and custodial services.
No single factor was considered in isolation or was determinative to the decision of the Board to approve the Advisory Agreements. Rather, the Board concluded, in light of a weighing and balancing of all factors considered, that it was in the best interest of each Portfolio to approve the continuation of the Advisory Agreements, including the fees to be charged for services thereunder.
Annual Meeting of Participation Certificate Holders (Unaudited)
The 2010 Plan Investment Fund, Inc. Annual Meeting of Participation Certificate holders was held on June 25, 2010. At this meeting the Participation Certificate holders elected the slate of Trustee nominees recommended by the Board of Trustees, and ratified the selection of Deloitte & Touche LLP, as the independent registered public accounting firm for the fiscal year ending December 31, 2010. A total of 1,284,185,498.91 Participation Certificates, representing 97.27% of the Participation Certificates eligible to be voted at the meeting were voted as follows:

	For	Against	Abstain
Election of Trustee Nominations	1,284,185,498.91	0	0

Ratification of independent registered public accounting firm	1,284,185,498.91	0	0
Other Disclosures (Unaudited)
Form N-Q: The Fund files the Portfolios’ complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Fund’s Forms N-Q may also be obtained, upon request, by calling (800) 621-9215.
Proxy Voting: The Fund’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Fund’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov. Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov.

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PLAN INVESTMENT FUND, INC.
2 Mid America Plaza, Suite 200
Oakbrook Terrace, IL 60181
(630) 472-7700
TRUSTEES

Paul F. Brown Vice President, Deputy General Counsel and Assistant Corporate Secretary Blue Cross and Blue Shield Association

Dorothy A. Coleman Executive Vice President and Chief Financial Officer Blue Cross & Blue Shield of Rhode Island

Emil D. Duda Senior Executive Vice President and Chief Financial Officer The Lifetime Healthcare Companies

John G. Foos Chairman Plan Investment Fund, Inc.

Robert A. Leichtle Executive Vice President, Chief Financial Officer and Treasurer Blue Cross and Blue Shield of South Carolina

Gerard T. Mallen Treasurer and Finance Division Senior Vice President Health Care Service Corporation

Joseph F. Reichard, CCM Vice President, Treasury Services and Assistant Treasurer Highmark, Inc.

John C. Trifone Vice President, Treasurer, Chief Financial Officer and Chief Information Officer Blue Cross and Blue Shield of Vermont

Marilyn T. Tromans Vice President, Chief Financial Officer Blue Cross and Blue Shield of Kansas City

Cynthia M. Vice Senior Vice President and Chief Financial Officer Blue Cross and Blue Shield of Alabama
INVESTMENT ADVISOR
GOVERNMENT/REPO PORTFOLIO
AND MONEY MARKET PORTFOLIO
BlackRock Institutional Management Corporation
Wilmington, Delaware

Item 2. Code of Ethics.
     This item is not applicable to this Semi-Annual Report.
Item 3. Audit Committee Financial Expert.
     This item is not applicable to this Semi-Annual Report.
Item 4. Principal Accountant Fees and Services.
     This item is not applicable to this Semi-Annual Report.
Item 5. Audit Committee of Listed Registrants.
     This item is not applicable to this Semi-Annual Report.
Item 6. Investments
(a)	Schedule of Investments included in Item 1.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not applicable to the registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
     Not applicable to the registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not applicable to the registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
     None.
Item 11. Controls and Procedures.
     (a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based upon such officers’ evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 15(b) under the Securities Exchange Act of 1934, as amended, as of a date within 90 days of the filing date of this report.

     (b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
     (a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.
     (b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Dale E. Palka

Dale E. Palka, President

August 19, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Dale E. Palka

Dale E. Palka, President
(Principal Executive Officer)

August 19, 2010

By:	/s/ Joseph S. Castellon

Joseph S. Castellon, Treasurer
(Principal Financial Officer)

August 19, 2010

EXHIBIT INDEX
(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.